Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2022
Entity Registrant Name	MFS® SERIES TRUST X
Entity Central Index Key	0000783740
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 23, 2022
Document Effective Date	Nov. 28, 2022
Prospectus Date	Nov. 28, 2022
MFS Emerging Markets Debt Fund | A
Prospectus:
Trading Symbol	MEDAX
MFS Emerging Markets Debt Fund | B
Prospectus:
Trading Symbol	MEDBX
MFS Emerging Markets Debt Fund | C
Prospectus:
Trading Symbol	MEDCX
MFS Emerging Markets Debt Fund | I
Prospectus:
Trading Symbol	MEDIX
MFS Emerging Markets Debt Fund | R6
Prospectus:
Trading Symbol	MEDHX
MFS Emerging Markets Debt Fund | R1
Prospectus:
Trading Symbol	MEDDX
MFS Emerging Markets Debt Fund | R2
Prospectus:
Trading Symbol	MEDEX
MFS Emerging Markets Debt Fund | R3
Prospectus:
Trading Symbol	MEDFX
MFS Emerging Markets Debt Fund | R4
Prospectus:
Trading Symbol	MEDGX